UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22995

TRIMTABS ETF TRUST

(Exact name of registrant as specified in charter)

3 Harbor Way

Suite 112
Sausalito, CA 94965

(Address of principal executive offices) (Zip code)

Stellar Corporate Services LLC
3500 South Dupont Highway

Dover, County of Kent, Delaware 19901

(Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 887-9225

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments

June 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.6%

AUSTRALIA – 9.9%
ALS Ltd.	14,914	$67,316
Australia & New Zealand Banking Group Ltd.	1,944	48,297
Bendigo and Adelaide Bank Ltd.	5,744	54,334
BHP Billiton Ltd.	2,168	45,247
Challenger Ltd.	9,876	51,205
DEXUS Property Group	9,340	52,606
Downer EDI Ltd.	15,904	58,654
Fortescue Metals Group Ltd.	31,438	46,329
Iluka Resources Ltd.	8,508	50,414
Insurance Australia Group Ltd.	11,620	50,027
JB Hi-Fi Ltd.	3,670	55,159
Metcash Ltd.	53,036	45,217
Newcrest Mining Ltd.*	4,904	49,264
Rio Tinto Ltd.	1,202	49,848
South32 Ltd.*	2,296	3,171
South32 Ltd.*	2,170	2,932
Spark Infrastructure Group	34,740	52,401
Telstra Corp. Ltd.	10,994	52,082
Westpac Banking Corp.	1,808	44,848
Woodside Petroleum Ltd.	1,960	51,764
WorleyParsons Ltd.	6,028	48,416
Total Australia		979,531
BERMUDA – 0.2%
Brookfield Renewable Energy Partners LP	662	19,685
CANADA – 9.7%
AGF Management Ltd., Class B	3,350	15,717
Aimia, Inc.	1,992	21,690
Alacer Gold Corp.*	9,892	23,205
Bank of Montreal	328	19,436
Bank of Nova Scotia (The)	392	20,234
Black Diamond Group Ltd.	1,678	23,524
BlackBerry Ltd.*	2,080	17,003
Canaccord Genuity Group, Inc.	3,752	23,371
Canadian Western Bank	850	19,579
Capital Power Corp.	1,070	18,453
Celestica, Inc.*	1,768	20,582
Centerra Gold, Inc.	4,336	24,648
CGI Group, Inc., Class A*	472	18,461
Cogeco Cable, Inc.	384	22,210
Corus Entertainment, Inc., Class B	1,478	19,726
Dominion Diamond Corp.	1,114	15,608
Dorel Industries, Inc., Class B	736	19,688
Empire Co. Ltd., Class A	298	20,989
Extendicare, Inc.	3,374	20,449
Finning International, Inc.	1,094	20,575
Freehold Royalties Ltd.	1,472	19,022
George Weston Ltd.	256	20,109
Great Canadian Gaming Corp.*	1,158	22,261
Great-West Lifeco, Inc.	704	20,494
H&R Real Estate Investment Trust	1,130	20,302
Intact Financial Corp.	282	19,596
Interfor Corp.*	1,496	24,542
Just Energy Group, Inc.	3,990	20,797
Kinross Gold Corp.*	9,396	21,891
Labrador Iron Ore Royalty Corp.	1,784	20,368
Manulife Financial Corp.	1,170	21,742
Martinrea International, Inc.	2,124	22,702
Nevsun Resources Ltd.	5,614	21,126
OceanaGold Corp.	11,548	28,570
Onex Corp.	360	19,920
Penn West Petroleum Ltd.	8,886	15,296
Power Corp. of Canada	782	19,998
Power Financial Corp.	696	19,988
Quebecor, Inc., Class B	782	19,547
Sherritt International Corp.	12,020	20,114
Sun Life Financial, Inc.	664	22,169
Superior Plus Corp.	1,808	18,181
Surge Energy, Inc.	6,990	19,812
TMX Group Ltd.	502	21,362
TransAlta Corp.	2,134	16,539
Transcontinental, Inc., Class A	1,424	17,546
TransForce, Inc.	946	19,185
Total Canada		958,327
CHINA – 4.9%
Bank of China Ltd., Class H	148,518	96,565

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

CHINA (continued)
Bank of Communications Co. Ltd., Class H	101,976	$106,297
China Construction Bank Corp., Class H	105,192	96,079
China Life Insurance Co. Ltd., Class H	21,264	92,583
Ping An Insurance Group Co. of China Ltd., Class H	7,262	98,087
Total China		489,611
FRANCE – 9.9%
AXA SA	2,974	75,031
BNP Paribas SA	1,150	69,425
Casino Guichard Perrachon SA	842	63,785
CNP Assurances	4,160	69,474
Legrand SA	1,302	73,099
Natixis SA	8,886	63,947
Orange SA	4,384	67,496
Peugeot SA*	3,958	81,390
Renault SA	702	73,113
Safran SA	986	66,823
SCOR SE	2,068	72,958
Vallourec SA	2,846	58,127
Vinci SA	1,198	69,291
Vivendi	2,942	74,208
Total France		978,167
GERMANY – 9.4%
Allianz SE	1,018	158,548
Deutsche Bank AG	5,018	150,767
Deutsche Telekom AG	9,318	160,498
E.ON SE	10,858	144,656
RWE AG	6,982	150,112
Siemens AG	1,598	160,962
Total Germany		925,543
HONG KONG – 5.1%
Bank of East Asia Ltd. (The)	23,862	104,356
BOC Hong Kong Holdings Ltd.	25,660	106,923
China Resources Enterprise Ltd.	33,148	106,908
China Unicom Hong Kong Ltd.	54,090	85,131
Hang Lung Properties Ltd.	33,562	99,800
Total Hong Kong		503,118
JAPAN – 9.6%
Canon, Inc.	1,600	52,065
FUJIFILM Holdings Corp.	1,600	57,177
Hitachi Construction Machinery Co. Ltd.	3,200	56,059
ITOCHU Corp.	4,800	63,420
JX Holdings, Inc.	14,000	60,422
Konica Minolta, Inc.	5,600	65,387
Mitsubishi Chemical Holdings Corp.	9,600	60,439
Nikon Corp.	4,000	46,280
Nippon Telegraph & Telephone Corp.	1,400	50,716
Oki Electric Industry Co. Ltd.	32,000	67,198
Panasonic Corp.	4,000	54,958
Pioneer Corp.*	30,600	55,757
Sharp Corp.*	30,000	36,524
Sojitz Corp.	31,200	75,715
Sony Corp.*	1,600	45,254
Sumitomo Heavy Industries Ltd.	8,000	46,672
Toyota Motor Corp.	800	53,621
Total Japan		947,664
JERSEY ISLAND – 1.6%
Experian Plc	3,014	54,887
Shire Plc	640	51,235
WPP Plc	2,278	51,041
Total Jersey Island		157,163
NETHERLANDS – 7.8%
Aegon NV	26,884	197,573
Boskalis Westminster NV	4,040	197,726
Delta Lloyd NV	10,870	178,444
Reed Elsevier NV	8,414	199,567
Total Netherlands		773,310
SOUTH KOREA – 10.1%
CJ Corp.	179	47,500
Daewoo Securities Co. Ltd.	1,984	27,124
Dongbu Insurance Co. Ltd.	646	32,721

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

SOUTH KOREA (continued)
Doosan Corp.	284	$27,752
Doosan Heavy Industries & Construction Co. Ltd.	1,096	23,581
Hana Financial Group, Inc.	1,064	27,710
Hanil Cement Co. Ltd.	225	34,291
Hanwha Corp.	814	34,444
Hite Jinro Co. Ltd.	1,464	29,728
Huchems Fine Chemical Corp.	1,330	29,809
Hyundai Development Co. Engineering & Construction	594	35,253
Hyundai Hysco Co. Ltd.	393	20,294
Hyundai Mipo Dockyard Co. Ltd.*	388	22,540
Hyundai Securities Co. Ltd.	3,046	24,768
Hyundai Steel Co.	442	26,826
KB Financial Group, Inc.	823	27,226
Korean Air Lines Co. Ltd.*	726	26,360
Kumho Tire Co., Inc.*	3,510	22,877
LG Innotek Co. Ltd.	325	29,282
LG International Corp.	912	31,805
LS Corp.	623	24,268
Muhak Co. Ltd.*	838	47,405
NH Investment & Securities Co. Ltd.	2,123	23,220
Samsung Card Co. Ltd.	797	26,437
Samsung Electronics Co. Ltd.	24	27,282
Samsung Engineering Co. Ltd.*	823	23,315
Samsung Fire & Marine Insurance Co. Ltd.	113	29,783
Samsung Life Insurance Co. Ltd.	321	30,936
Samyang Holdings Corp.	247	51,594
Seah Besteel Corp.	931	36,349
Ssangyong Cement Industrial Co. Ltd.*	2,120	30,219
Taekwang Industrial Co. Ltd.	29	35,280
Woori Bank	3,060	26,884
Total South Korea		994,863
SWITZERLAND – 10.0%
ABB Ltd.*	11,924	249,716
Adecco SA*	3,078	249,875
Swatch Group AG (The)	590	229,765
Zurich Insurance Group AG*	838	255,088
Total Switzerland		984,444
UNITED KINGDOM – 10.4%
Aberdeen Asset Management Plc	7,564	48,015
AstraZeneca Plc	758	47,866
BHP Billiton Plc	2,294	45,019
BP Plc	7,486	49,419
BT Group Plc	7,660	54,185
Direct Line Insurance Group Plc	10,066	53,111
Legal & General Group Plc	13,596	53,171
Old Mutual Plc	15,500	49,074
Persimmon Plc*	2,036	63,181
Reed Elsevier Plc	3,210	52,202
Rio Tinto Plc	1,194	49,040
Royal Dutch Shell Plc, Class A	6,566	185,711
Royal Mail Plc	8,124	65,675
Schroders Plc	1,082	53,995
Sky Plc	3,258	53,085
St James's Place Plc	3,998	56,913
WM Morrison Supermarkets Plc	18,450	52,413
Total United Kingdom		1,032,075
TOTAL COMMON STOCKS
(Cost $9,943,306)		9,743,501
MONEY MARKET FUND – 1.1%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%(a)
(Cost $110,088)	110,088	110,088
TOTAL INVESTMENTS – 99.7%
(Cost $10,053,394)		9,853,589
NET OTHER ASSETS (LIABILITIES) – 0.3%		31,571
NET ASSETS – 100.0%		$9,885,160

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of June 30, 2015.

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

June 30, 2015 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace & Defense	0.7%
Air Freight & Logistics	0.7
Airlines	0.3
Auto Components	0.4
Automobiles	2.0
Banks	9.5
Beverages	0.8
Capital Markets	3.7
Chemicals	1.6
Commercial Services & Supplies	1.0
Construction & Engineering	3.3
Construction Materials	0.6
Consumer Finance	0.3
Diversified Financial Services	0.9
Diversified Telecommunication	4.8
Electric Utilities	0.5
Electrical Equipment	3.6
Electronic Equip., Instruments	1.2
Energy Equipment & Services	0.5
Food & Staples Retailing	3.1
Food Products	0.5
Gas Utilities	0.2
Health Care Providers & Services	0.2
Hotels Restaurants & Leisure	0.2
Household Durables	3.2
Independent Power and Renewable Electricity Producers	0.6
Industrial Conglomerates	2.5
Insurance	16.8
IT Services	0.2
Machinery	1.9
Media	5.1
Metals & Mining	6.2
Multi-Utilities	3.2
Oil, Gas & Consumable Fuels	4.1
Paper & Forest Products	0.3
Pharmaceuticals	1.0
Professional Services	3.9
Real Estate Investment Trusts	0.7
Real Estate Management & Development	1.0
Road & Rail	0.2
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	2.3
Textiles, Apparel & Luxury Goods	2.3
Trading Companies & Distributors	1.9
Money Market Fund	1.1
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Total Investments	$10,053,394	$78,840	$(278,645)	$(199,805)

FAIR VALUE MEASUREMENT

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the comparable benchmark.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities*
Common Stocks	$9,853,589	$—	$—	$9,853,589

Total Investments in Securities	$9,853,589	$—	$—	$9,853,589

*	See the Schedule of Investments for breakout by countries.

For the period ended June 30, 2015, the Fund did not have any transfers between any Levels within the fair value hierarchy.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TRIMTABS ETF TRUST

By (Signature and Title)* /s/ Charles Biderman

Charles Biderman, President and Trustee

(principal executive officer)

Date  8/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles Biderman

Charles Biderman, President and Trustee

(principal executive officer)

Date  8/24/2015

By (Signature and Title)* /s/ Jeanette Kirazian

Jeanette Kirazian, Principal Financial Officer

(principal financial officer)

Date  8/23/2015

* Print the name and title of each signing officer under his or her signature.